Summary of Significant Accounting Policies - Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Derivative, notional amount	$ 5,598
Derivative Asset Statement Of Financial Position Extensible Enumeration Not Disclosed Flag	derivative instruments liabilities and assets
Derivative asset	$ 652	$ 964
Foreign exchange forward contracts
Derivative [Line Items]
Exercise of share option and vested RSUs	$ 377	$ 577